Trade Accounts Receivable, Net (Details) - Schedule of Unbilled Receivables of Subsidiaries Grouped - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Infrastructure [Member]
Infrastructure
Trade accounts receivable	S/ 6,560	S/ 6,192
Infrastructure [Member] | Operation and Maintenance of Roads [Member]
Infrastructure
Trade accounts receivable	6,324	5,440
Infrastructure [Member] | Others [Member]
Infrastructure
Trade accounts receivable	236	752
Infrastructure [Member] | Energy [Member]
Infrastructure
Trade accounts receivable	7,183	5,617
Engineering and Construction [Member] | Others [Member]
Infrastructure
Trade accounts receivable	14,176	12,633
Engineering and Construction [Member] | Cumbra Peru S.A. - Jorge Chavez Airport [Member]
Infrastructure
Trade accounts receivable	208,633	167,360
Engineering and Construction [Member] | Cumbra Peru S.A. - Compañia Minera Buenaventura Project [Member]
Infrastructure
Trade accounts receivable	69,869	1,288
Engineering and Construction [Member] | Cumbra Peru S.A. - EPC Planta Hidrogeno UA – PMRT [Member]
Infrastructure
Trade accounts receivable	48,453	45,926
Engineering and Construction [Member] | Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco [Member]
Infrastructure
Trade accounts receivable	37,607	54,996
Engineering and Construction [Member] | Cumbra Peru S.A. - EPC Captacion Agua Mar y Afluentes UA - PMRT [Member]
Infrastructure
Trade accounts receivable	34,321	28,420
Engineering and Construction [Member] | Cumbra Peru S.A. - EPC Edificios UA – PMRT [Member]
Infrastructure
Trade accounts receivable	3,016	3,102
Engineering and Construction [Member] | Cumbra Peru S.A. - Toquepala Concentrator Maintenance Project [Member]
Infrastructure
Trade accounts receivable	2,405	11,213
Engineering and Construction [Member] | Cumbra Peru S.A. - Rio Urubamba Consortium [Member]
Infrastructure
Trade accounts receivable		7,417
Engineering and Construction [Member] | Cumbra Peru S.A. - Quebrada Honda Test Plant Project [Member]
Infrastructure
Trade accounts receivable		5,417
Engineering and Construction [Member] | Cumbra Peru S.A. - Gasoducto Piura Project [Member]
Infrastructure
Trade accounts receivable		2,320
Engineering and Construction [Member] | Vial y Vives - DSD S.A. - Quebrada Blanca Project [Member]
Infrastructure
Trade accounts receivable	105,937	148,354
Engineering and Construction [Member] | Vial y Vives - DSD S.A. - Engineering and Construction Works [Member]
Infrastructure
Trade accounts receivable	12,141	3,336
Engineering and Construction [Member] | Morelco S.A.S. - Santa Monica Project [Member]
Infrastructure
Trade accounts receivable	104,043	1,158
Engineering and Construction [Member] | Morelco S.A.S. - Termosuria Project [Member]
Infrastructure
Trade accounts receivable	31,545	25,811
Engineering and Construction [Member] | Morelco S.A.S. - Engineering and Construction Works [Member]
Infrastructure
Trade accounts receivable	28,673	31,105
Engineering and Construction [Member] | Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project [Member]
Infrastructure
Trade accounts receivable	3,763	22,455
Engineering and Construction [Member] | Others Total [Member]
Infrastructure
Trade accounts receivable	704,582	572,311
Engineering and Construction [Member] | Others 1 [Member]
Infrastructure
Trade accounts receivable	83	97
Engineering and Construction [Member] | Others 1 Total [Member]
Infrastructure
Trade accounts receivable	S/ 718,408	S/ 584,217